CREDIT FACILITY - Initial transaction costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total transaction costs incurred	$ 2,153
Credit facility
Disclosure of detailed information about borrowings [line items]
Total transaction costs incurred	$ 2,200
Term of credit facility	5 years
Term facility
Disclosure of detailed information about borrowings [line items]
Total transaction costs incurred	$ 1,435
Revolving facility
Disclosure of detailed information about borrowings [line items]
Amount allocated to drawn amount	431
Amount allocated to undrawn amount	$ 287
Term of credit facility	3 years